Income Taxes - Summary of Analysis of Net Deferred Income Tax Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax liabilities	₱ (169)	₱ (726)	₱ (2,583)
Costs [Member] | After 12 months [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax liabilities	(173)	(477)
Costs [Member] | Less than 1 year [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax liabilities	₱ 4	₱ (249)